Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2020
Receivables [Abstract]
Schedule of loans receivable
The following table is a summary of loans receivable by loan portfolio segment and class.

	September 30, 2020		September 30, 2019
	($ in thousands)		($ in thousands)
Gross loans by category
Commercial loans
Multi-family	$1,538,762	10.6%	$1,422,674	10.7%
Commercial real estate	1,895,086	13.1	1,631,170	12.3
Commercial & industrial (1)	2,132,160	14.7	1,268,695	9.5
Construction	2,403,276	16.6	2,038,052	15.3
Land - acquisition & development	193,745	1.3	204,107	1.5
Total commercial loans	8,163,029	56.3	6,564,698	49.3
Consumer loans
Single-family residential	5,304,689	36.7	5,835,194	43.8
Construction - custom	674,879	4.7	540,741	4.1
Land - consumer lot loans	102,263	0.7	99,694	0.7
HELOC	139,703	1.0	142,178	1.1
Consumer	83,159	0.6	129,883	1.0
Total consumer loans	6,304,693	43.7	6,747,690	50.7
Total gross loans	14,467,722	100%	13,312,388	100%
Less:
Allowance for loan losses	166,955		131,534
Loans in process	1,456,072		1,201,341
Net deferred fees, costs and discounts	52,378		48,938
Total loan contra accounts	1,675,405		1,381,813
Net loans	$12,792,317		$11,930,575
(1) Includes $762,004,000 of SBA Payroll Protection Program loans as of September 30, 2020.

Schedule of fixed and adjustable rate loans
The following summary breaks down the Company's fixed rate and adjustable rate loans by time to maturity or to rate adjustment.

September 30, 2020
Fixed-Rate			Adjustable-Rate
Term To Maturity	Loans	% of Loans	Term To Rate Adjustment	Loans	% of Loans
	(In thousands)			(In thousands)
Within 1 year	$128,254	1.0%	Less than 1 year	$3,592,689	27.7%
1 to 3 years	1,179,316	9.1	1 to 3 years	440,980	3.4
3 to 5 years	398,019	3.1	3 to 5 years	588,366	4.5
5 to 10 years	1,044,581	8.1	5 to 10 years	46,473	0.4
10 to 20 years	983,856	7.6	10 to 20 years	25,190	0.2
Over 20 years	4,517,836	34.9	Over 20 years	13,712	0.1
	$8,251,862	63.8%		$4,707,410	36.3%

Non accrual loans held by the company
The following table sets forth the amortized cost basis of loans receivable for specific disclosures required by ASC 326.

	September 30, 2020			September 30, 2019
	(In thousands, except ratio data)
	Non-accrual	Non-accrual with no ACL	90 days or more past due and accruing	Non-accrual	Non-accrual with no ACL	90 days or more past due and accruing
Commercial loans
Multi-family	$—	$—	$—	$—	$—	$—
Commercial real estate	3,771	—	—	5,835	—	—
Commercial & industrial	329	—	—	1,292	—	—
Construction	1,669	—	—	—	—	—
Land - acquisition & development	—	—	—	169	—	—
Total commercial loans	5,769	—	—	7,296	—	—
Consumer loans
Single-family residential	22,431	—	933	25,271	—	1,671
Construction - custom	—	—	—	—	—	—
Land - consumer lot loans	243	—	—	246	—	620
HELOC	553	—	—	907	—	—
Consumer	60	—	17	11	—	19
Total consumer loans	23,287	—	950	26,435	—	2,310
Total loans	$29,056	$—	$950	$33,731	$—	$2,310
% of total loans	0.22%			0.28%

Analysis of age of loans in past due status
The following tables break down loan delinquencies by loan portfolio segment and class.

September 30, 2020		Days Delinquent Based on $ Amount of Loans					% based on $
Loan type	Loans Receivable (Amortized Cost)	Current	30	60	90	Total
	($ in thousands)
Commercial loans
Multi-Family	$1,538,240	$1,538,240	$—	$—	$—	$—	—%
Commercial Real Estate	1,884,688	1,884,210	—	195	283	478	0.03
Commercial & Industrial	2,115,513	2,114,650	—	583	280	863	0.04
Construction - Speculative	1,352,414	1,350,752	—	—	1,662	1,662	0.12
Land - Acquisition & Development	153,571	153,571	—	—	—	—	—
Total commercial loans	7,044,426	7,041,423	—	778	2,225	3,003	0.04
Consumer loans
Single-Family Residential	5,293,962	5,267,608	3,922	3,108	19,324	26,354	0.50
Construction - Custom	295,953	295,953	—	—	—	—	—
Land - Consumer Lot Loans	101,394	101,029	152	—	213	365	0.36
HELOC	140,222	139,491	275	76	380	731	0.52
Consumer	83,315	82,959	121	11	224	356	0.43
Total consumer loans	5,914,846	5,887,040	4,470	3,195	20,141	27,806	0.47
Total Loans	$12,959,272	$12,928,463	$4,470	$3,973	$22,366	$30,809	0.24%
Delinquency %		99.76%	0.03%	0.03%	0.17%	0.24%

September 30, 2019		Days Delinquent Based on $ Amount of Loans					% based on $
Loan type	Loans Receivable (Net of Loans in Process)	Current	30	60	90	Total
	($ in thousands)
Commercial loans
Multi-Family	$1,422,652	$1,422,652	$—	$—	$—	$—	—%
Commercial Real Estate	1,631,171	1,625,509	1,614	285	3,763	5,662	0.35
Commercial & Industrial	1,268,695	1,267,828	—	—	867	867	0.07
Construction - Speculative	1,164,889	1,164,889	—	—	—	—	—
Land - Acquisition & Development	161,194	161,194	—	—	—	—	—
Total commercial loans	5,648,601	5,642,072	1,614	285	4,630	6,529	0.12
Consumer loans
Single-Family Residential	5,835,186	5,809,239	3,672	3,211	19,064	25,947	0.44
Construction - Custom	255,505	255,505	—	—	—	—	—
Land - Consumer Lot Loans	99,694	98,916	112	619	47	778	0.78
HELOC	142,178	140,718	580	183	697	1,460	1.03
Consumer	129,883	129,227	295	117	244	656	0.51
Total consumer loans	6,462,446	6,433,605	4,659	4,130	20,052	28,841	0.45
Total Loans	$12,111,047	$12,075,677	$6,273	$4,415	$24,682	$35,370	0.29%
Delinquency %		99.71%	0.05%	0.04%	0.20%	0.29%

Summary of loans based on credit quality indicators	The following tables present by credit quality indicator, loan class, and year of origination, the amortized cost basis of loans receivable as of September 30, 2020.

	Term Loans Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior to 2016	Revolving Loans	Revolving to Term Loans	Total Loans
Commercial loans
Multi-family
Pass	$397,008	$151,175	$267,832	$243,349	$177,888	$255,177	$14,263	$—	$1,506,692
Special Mention	649	2,815	907	4,515	2,654	2,181	—	—	13,721
Substandard	—	7,543	3,974	3,791	2,298	221	—	—	17,827
Total	$397,657	$161,533	$272,713	$251,655	$182,840	$257,579	$14,263	$—	$1,538,240
Commercial real estate
Pass	$425,246	$243,780	$259,958	$265,841	$182,584	$301,156	$2,558	$107	$1,681,230
Special Mention	5,096	13,694	3,987	14,910	303	54,194	—	—	92,184
Substandard	4,196	25,607	2,718	38,289	10,041	30,423	—	—	111,274
Total	$434,538	$283,081	$266,663	$319,040	$192,928	$385,773	$2,558	$107	$1,884,688
Commercial & industrial
Pass	$908,408	$64,015	$90,796	$79,421	$99,426	$75,672	$580,123	$848	$1,898,709
Special Mention	25,612	7,107	1,167	4,330	24,204	—	2,275	—	64,695
Substandard	30,894	9,696	10,780	901	23,907	4,561	71,223	147	152,109
Total	$964,914	$80,818	$102,743	$84,652	$147,537	$80,233	$653,621	$995	$2,115,513
Construction
Pass	$344,346	$405,030	$239,125	$132,034	$290	$—	$66,961	$—	$1,187,786
Special Mention	2,275	—	43,486	15,417	—	—	—	—	61,178
Substandard	7	33,457	5,847	21,915	42,224	—	—	—	103,450
Total	$346,628	$438,487	$288,458	$169,366	$42,514	$—	$66,961	$—	$1,352,414
Land - acquisition & development
Pass	$47,223	$43,297	$18,139	$18,338	$3,774	$1,911	$5,316	$—	$137,998
Special Mention	—	—	—	—	—	15,573	—	—	15,573
Total	$47,223	$43,297	$18,139	$18,338	$3,774	$17,484	$5,316	$—	$153,571
Total commercial loans
Pass	$2,122,231	$907,297	$875,850	$738,983	$463,962	$633,916	$669,221	$955	$6,412,415
Special Mention	33,632	23,616	49,547	39,172	27,161	71,948	2,275	—	247,351
Substandard	35,097	76,303	23,319	64,896	78,470	35,205	71,223	147	384,660
Total	$2,190,960	$1,007,216	$948,716	$843,051	$569,593	$741,069	$742,719	$1,102	$7,044,426

	Term Loans Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior to 2016	Revolving Loans	Revolving to Term Loans	Total Loans
Consumer loans
Single-family residential
Current	$828,030	$585,133	$597,198	$714,066	$523,000	$2,020,181	$—	$—	$5,267,608
30 days past due	—	—	—	859	135	2,928	—	—	3,922
60 days past due	—	—	—	—	—	3,108	—	—	3,108
90+ days past due	—	680	—	440	640	17,564	—	—	19,324
Total	$828,030	$585,813	$597,198	$715,365	$523,775	$2,043,781	$—	$—	$5,293,962
Construction - custom
Current	$200,853	$91,940	$3,160	$—	$—	$—	$—	$—	$295,953
Total	$200,853	$91,940	$3,160	$—	$—	$—	$—	$—	$295,953
Land - consumer lot loans
Current	$44,908	$18,139	$6,971	$7,693	$2,619	$20,699	$—	$—	$101,029
30 days past due	—	—	152	—	—	—	—	—	152
90+ days past due	—	—	—	122	—	91	—	—	213
Total	$44,908	$18,139	$7,123	$7,815	$2,619	$20,790	$—	$—	$101,394
HELOC
Current	$—	$—	$—	$—	$—	$6,732	$131,353	$1,406	$139,491
30 days past due	—	—	—	—	—	44	231	—	275
60 days past due	—	—	—	—	—	37	39	—	76
90+ days past due	—	—	—	—	—	30	350	—	380
Total	$—	$—	$—	$—	$—	$6,843	$131,973	$1,406	$140,222
Consumer
Current	$1,334	$1,527	$58,384	$129	$338	$18,523	$2,724	$—	$82,959
30 days past due	—	—	—	62	—	59	—	—	121
60 days past due	—	—	—	—	—	11	—	—	11
90+ days past due	—	54	—	159	—	6	5	—	224
Total	$1,334	$1,581	$58,384	$350	$338	$18,599	$2,729	$—	$83,315
Total consumer loans
Current	$1,075,125	$696,739	$665,713	$721,888	$525,957	$2,066,135	$134,077	$1,406	$5,887,040
30 days past due	—	—	152	921	135	3,031	231	—	4,470
60 days past due	—	—	—	—	—	3,156	39	—	3,195
90+ days past due	—	734	—	721	640	17,691	355	—	20,141
Total	$1,075,125	$697,473	$665,865	$723,530	$526,732	$2,090,013	$134,702	$1,406	$5,914,846
The following table provides the amortized cost of loans receivable based on risk rating categories (as previously defined).

September 30, 2020	Internally Assigned Grade
	Pass	Special mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Loan type
Commercial loans
Multi-family	$1,506,692	$13,721	$17,827	$—	$—	$1,538,240
Commercial real estate	1,681,230	92,184	111,274	—	—	1,884,688
Commercial & industrial	1,898,709	64,695	152,109	—	—	2,115,513
Construction - speculative	1,187,786	61,178	103,450	—	—	1,352,414
Land - acquisition & development	137,998	15,573	—	—	—	153,571
Total commercial loans	6,412,415	247,351	384,660	—	—	7,044,426
Consumer loans
Single-family residential	5,270,666	192	23,104	—	—	5,293,962
Construction - custom	295,953	—	—	—	—	295,953
Land - consumer lot loans	101,151	—	243	—	—	101,394
HELOC	139,646	—	576	—	—	140,222
Consumer	83,304	—	11	—	—	83,315
Total consumer loans	5,890,720	192	23,934	—	—	5,914,846
Total loans	$12,303,135	$247,543	$408,594	$—	$—	$12,959,272

Total grade as a % of total loans	94.9%	1.9%	3.2%	—%	—%

The following table provides the gross loans receivable based on risk rating categories (as previously defined).

September 30, 2019	Internally Assigned Grade
	Pass	Special mention	Substandard	Doubtful	Loss	Total Gross Loans
	(In thousands)
Loan type
Commercial loans
Multi-family	$1,418,837	$—	$3,837	$—	$—	$1,422,674
Commercial real estate	1,602,634	2,754	25,782	—	—	1,631,170
Commercial & industrial	1,229,891	18,125	20,679	—	—	1,268,695
Construction - speculative	2,038,052	—	—	—	—	2,038,052
Land - acquisition & development	200,283	—	3,824	—	—	204,107
Total commercial loans	6,489,697	20,879	54,122	—	—	6,564,698
Consumer loans
Single-family residential	5,808,444	—	26,750	—	—	5,835,194
Construction - custom	540,741	—	—	—	—	540,741
Land - consumer lot loans	98,828	—	866	—	—	99,694
HELOC	141,271	—	907	—	—	142,178
Consumer	129,872	—	11	—	—	129,883
Total consumer loans	6,719,156	—	28,534	—	—	6,747,690
Total gross loans	$13,208,853	$20,879	$82,656	$—	$—	$13,312,388

Total grade as a % of total gross loans	99.2%	0.2%	0.6%	—%	—%